FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets And Liabilities Measured At Fair Value
Schedule of Determination of the fair value of financial instruments

The following table summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2017, 2016 and 2015, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

		As of December 31,
		2017		2016		2015
		Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	Note	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	964,030	964,030	1,487,137	1,487,137	477,809	477,809
Cash in the process of collection	5	157,017	157,017	145,769	145,769	62,095	62,095
Trading portfolio financial assets	6	415,061	415,061	632,557	632,557	17,765	17,765
Investments under agreements to resell	7	28,524	28,524	170,242	170,242	10,293	10,291
Derivative financial instruments	8	1,248,775	1,248,775	1,102,769	1,102,769	227,984	227,984
Loans and receivables from banks	9	70,077	70,077	150,568	150,568	99,398	99,493
Loans and receivables from customers	10	19,764,078	19,893,448	20,444,648	20,480,706	6,705,492	7,228,761
Financial investments available-for-sale	11	2,663,478	2,663,478	2,074,077	2,074,077	514,985	514,985
Held to maturity investments	11	202,030	201,283	226,433	200,615	—	—
LIABILITIES
Current accounts and demand deposits	16	4,141,667	4,141,667	4,453,191	4,453,191	981,349	981,998
Transaction in the course of payment	5	109,496	109,496	67,413	67,413	26,377	26,377
Obligations under repurchase agreements	7	420,920	420,920	373,879	373,879	43,727	46,933
Time deposits and saving accounts	16	10,065,243	10,099,251	11,581,710	11,603,528	3,952,573	4,069,435
Derivative financial instruments	8	1,095,154	1,095,154	907,334	907,334	253,183	253,183
Borrowings from financial institutions	17	2,196,130	2,216,507	2,179,870	2,190,715	658,600	660,721
Debt issued	18	5,950,038	6,185,043	5,460,253	5,419,646	1,504,335	1,723,689
Other financial obligations	18	17,066	17,066	25,563	25,563	20,733	21,457

Schedule of Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring)

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring):

		Non-Recurring Fair Value Measurement of Items
		As of December 31,
		2017	2016	2015
	Notes	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	964,030	1,487,137	477,809
Cash in the process of collection	5	157,017	145,769	62,095
Investments under agreements to resell	7	28,524	170,242	10,291
Loans and receivables from banks	9	70,077	150,568	99,493
Loans and receivables from customers		19,893,448	20,480,706	7,228,761
Held to maturity investments		201,283	200,615	—
		21,314,379	22,635,037	7,878,449
LIABILITIES
Current accounts and demand deposits	16	4,141,667	4,453,191	981,998
Transaction in the course of payment	5	109,496	67,413	26,377
Obligations under repurchase agreements	7	420,920	373,879	46,933
Time deposits and saving accounts		10,099,251	11,603,528	4,069,435
Borrowings from financial institutions		2,216,507	2,190,715	660,721
Debt issued		6,185,043	5,419,646	1,723,689
Other financial obligations	18	17,066	25,563	21,457
		23,189,950	24,133,935	7,530,610

Schedule of Fair Value measurement of financial assets and liabilities (recurring)

Fair Value measurement of financial assets and liabilities (recurring):

		Fair value measurement of recurring items
		As of December 31,
		2017	2016	2015
	Note	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	415,061	632,557	17,765
From the Chilean Government and Central Bank		7,126	26,204	6,411
Other instruments issued in Chile		5	13,394	—
Foreign government and Central Bank instruments		381,262	547,499	—
Other instruments issued abroad		8,147	11,727	—
Mutual fund investments		18,521	33,733	11,354
Financial investments available for sale	11	2,663,478	2,074,077	514,985
From the Chilean Government and Central Bank		1,783,877	1,173,973	250,869
Other instruments issued in Chile		147,762	432,811	261,641
Foreign government and Central Bank instruments		420,687	284,444	—
Other instruments issued abroad		300,740	162,882	—
Other investments		10,412	19,967	2,475
Derivative financial instruments	8	1,248,775	1,102,769	227,984
Forwards		316,901	177,590	35,874
Swaps		930,744	923,871	192,110
Call Options		421	977	—
Put Options		709	331	—
Others		—	—	—
Total		4,327,314	3,809,403	760,734

LIABILITIES
Derivative financial instruments	8	1,095,154	907,334	253,183
Forwards		333,482	147,783	54,016
Swaps		759,216	757,499	199,167
Call Options		86	941	—
Put Options		2,370	1,111	—
Others		—	—	—
Total		1,095,154	907,334	253,183

Schedule of Financial Derivative Instruments

As of December 2017, 2016 and 2015, the portfolio of derivative contracts in both Chile and Colombia had an aggregate effect of (MCh$52,029), MCh$(50,750) and MCh$(97) respectively detailed as follows:

	As of December 31,
	2017		2016		2015
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	(2)	815	(36)	244	—	—
Fair value	(11)	783	(12)	274	—	—
Currency Forwards	—	—	—	—	—	—
Currency Swaps	(5)	222	9	37	—	—
Interest Rate Swaps	(6)	561	(21)	237	—	—
Cash flow	1	54	(18)	(6)	—	—
Currency Forwards	(1)	(13)	(17)	—	—	—
Currency Swaps	—	27	(1)	5	—	—
Interest Rate Swaps	2	40	—	(11)	—	—
Foreign investment	8	(22)	(6)	(24)	—	—
Currency Forwards	8	(22)	(6)	(24)	—	—
Currency Swaps	—	—	—	—	—	—
Interest Rate Swaps	—	—	—	—	—	—
Derivatives held for trading	(53,396)	554	(51,961)	1,003	(97)	—
Currency Forwards	(258)	(724)	(1,161)	(72)	(477)	—
Currency Swaps	(42,829)	367	(28,951)	526	537	—
Interest Rate Swaps	(10,244)	911	(21,860)	549	(157)	—
Currency Call Options	—	—	(10)	—	—	—
Currency Put Options	(65)	—	21	—	—	—
Total financial derivatives	(53,398)	1,369	(51,997)	1,247	(97)	—

Schedule of impacts on the portfolio of a recalibration

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

As of December 31, 2017:

	As of December 31, 2017
Impact of Calibration in MCh$	Total	Volatility of American Forwards	TAB 30	TAB 90	TAB 180	TAB 360
American Forward USD-CLP	—	—	—	—	—	—
Basis TAB CLP	292	—	157	46	84	5
Basis TAB CLF	38	—	—	—	30	8
Total	330	—	157	46	114	13

As of December 31, 2016:

	As of December 31, 2016
Impact of Calibration in MCh$	Total	Volatility of American Forwards	TAB 30	TAB 90	TAB 180	TAB 360
American Forward USD-CLP	—	—	—	—	—	—
Basis TAB CLP	399	—	221	70	99	9
Basis TAB CLF	61	—	—	—	43	18
Total	460	—	221	70	142	27

As of December 31, 2015:

	As of December 31, 2015
Impact of Calibration in MCh$	Total	Volatility of American Forwards	TAB 30	TAB 90	TAB 180	TAB 360
Basis TAB CLP	48	—	—	—	46	2
Basis TAB CLF	5	—	—	—	5	—
Total	53	—	—	—	51	2

Schedule of fair value hierarchy for the Group's recurring valuation

The following table summarizes the fair value hierarchy for the Group’s recurring valuation of financial instruments:

Level	Instrument	Issuer	Price Source	Model
1	Foreign Exchange	Not Applicable	OTC, Bloomberg	Directly observable price.
	Shares	Various	Santiago Stock Exchange	Directly observable price.
	Mutual Funds	Asset Managers	SVS	Directly observable price.
	Bonds	Chilean Central Bank and Chilean Treasury	Santiago Stock Exchange	Internal rate of return (“IRR”) based on prices.
2	Derivatives	Not Applicable	OTC (brokers), Bloomberg	Interest rate curves based on forward prices and coupon rates.
	Money market instruments	Chilean Central Bank and Chilean Treasury	Santiago Stock Exchange	Interest rate curves based on prices.
	Money market instruments	Banks	Santiago Stock Exchange	Interest rate curves based on prices.
	Bonds	Companies,	Pricing supplier	Interest rate curves based on

		banks		correlations, spreads, extrapolations, etc.
3	Derivatives, active banking rate (TAB)	Not Applicable	OTC (brokers)	Interest rate curves based on modeling of TAB-Chamber spread.
	Derivatives, American forwards	Not Applicable	Bloomberg	Black and Scholes with inputs from European options.

Schedule of assets and liabilities measured at fair value on a recurring basis

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13 for December 31, 2017, 2016 and 2015.

As of December 31, 2017:

			Recurring Fair Value Measurement of Items Using
		Fair Value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	415,061	409,197	5,864	—
From the Chilean Government and Central Bank		7,126	7,126	—	—
Others instruments issued in Chile		5	—	5	—
Foreign government and Central Bank instruments		381,262	378,636	2,626	—
Others instruments issued abroad		8,147	4,914	3,233	—
Mutual fund investments		18,521	18,521	—	—
Financial investments available for sale	11	2,663,478	2,505,304	158,174	—
From the Chilean Government and Central Bank		1,783,877	1,783,877	—	—
Others instruments issued in Chile		147,762	—	147,762	—
Foreign government and Central Bank instruments		420,687	420,687	—	—
Others instruments issued abroad		300,740	300,740	—	—
Others investments		10,412	—	10,412	—
Derivative financial instruments	8	1,248,775	—	1,218,247	30,528
Forwards		316,867	—	316,814	53
Swaps		930,745	—	900,270	30,475
Call Options		419	—	419	—
Put Options		709	—	709	—
Others		35	—	35	—
Total		4,327,314	2,914,501	1,382,285	30,528

LIABILITIES
Derivative financial instruments	8	1,095,154	—	1,094,549	605
Forwards		333,481	—	333,481	—
Swaps		759,216	—	758,611	605
Call Options		87	—	87	—
Put Options		2,370	—	2,370	—
Others		—	—	—	—
Total		1,095,154	—	1,094,549	605

As of December 31, 2016:

			Recurring Fair Value Measurement of Items Using
		Fair Value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	632,557	607,436	25,121	—
From the Chilean Government and Central Bank		26,204	26,204	—	—
Others instruments issued in Chile		13,394	—	13,394	—
Foreign government and Central Bank instruments		547,499	547,499	—	—
Others instruments issued abroad		11,727	—	11,727	—
Mutual fund investments		33,733	33,733	—	—
Financial investments available for sale	11	2,074,077	1,484,145	589,932	—
From the Chilean Government and Central Bank		1,173,973	1,173,973	—	—
Others instruments issued in Chile		432,811	—	432,811	—
Foreign government and Central Bank instruments		284,444	150,009	134,435	—
Others instruments issued abroad		162,882	156,045	6,837	—
Others investments		19,967	4,118	15,849	—
Derivative financial instruments	8	1,102,769	—	1,061,645	41,124
Forwards		177,590	—	177,590	—
Swaps		923,871	—	882,747	41,124
Call Options		977	—	977	—
Put Options		331	—	331	—
Others		—	—	—	—
Total		3,809,403	2,091,581	1,676,698	41,124

LIABILITIES
Derivative financial instruments	8	907,334	—	905,994	1,340
Forwards		147,783	—	147,174	609
Swaps		757,499	—	756,768	731
Call Options		941	—	941	—
Put Options		1,111	—	1,111	—
Others		—	—	—	—
Total		907,334	—	905,994	1,340

As of December 31, 2015:

			Recurring Fair Value Measurement of Items Using
		Fair Value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	6	17,765	17,765	—	—
From the Chilean Government and Central Bank		6,411	6,411	—	—
Others instruments issued in Chile		—	—	—	—
Foreign government and Central Bank instruments		—	—	—	—
Others instruments issued abroad		—	—	—	—
Mutual fund investments		11,354	11,354	—	—
Financial investments available for sale	11	514,985	514,679	306	—
From the Chilean Government and Central Bank		250,869	250,869	—	—
Others instruments issued in Chile		261,641	261,641	—	—
Foreign government and Central Bank instruments		—	—	—	—
Others instruments issued abroad		—	—	—	—
Others investments		2,475	2,169	306	—
Derivative financial instruments	8	227,984	—	227,230	754
Forwards		35,873	—	35,873	—
Swaps		192,111	—	191,357	754
Call Options		—	—	—	—
Put Options		—	—	—	—
Others		—	—	—	—
Total		760,734	532,444	227,536	754

LIABILITIES
Derivative financial instruments	8	253,183	—	253,183	—
Forwards		54,016	—	54,016	—
Swaps		199,167	—	199,167	—
Call Options		—	—	—	—
Put Options		—	—	—	—
Others		—	—	—	—
Total		253,183	—	253,183	—

Schedule of Reconciliation

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of year-end 2017, 2016 and 2015.

Level 3 Reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Net of purchases, sales and agreements	Transfes from level 1 or level 2	Closing balance
2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	—	—	—	—	—	—
Financial investments available for sale	—	—	—	—	—	—
Derivative financial instruments	41,124	4,849	—	(15,445)	—	30,528
Forwards	—	209	—	(156)	—	53
Swaps	41,124	4,640	—	(15,289)	—	30,475
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	41,124	4,849	—	(15,445)	—	30,528

LIBILITIES
Derivative financial instruments	1,340	(325)	—	(410)	—	605
Forwards	609	(465)	—	(144)	—	—
Swaps	731	140	—	(266)	—	605
Call Option	—	—	—		—	—
Put Option	—	—	—		—	—
Total	1,340	(325)	—	(410)	—	605

Level 3 Reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Net of purchases, sales and agreements	Transfes from level 1 or level 2	Closing balance
2016	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	—	—	—	—	—	—
Financial investments available for sale	—	—	—	—	—	—
Derivative financial instruments	754	646	—	39,724	—	41,124
Forwards	—	221	—	(221)	—	—
Swaps	754	425	—	39,945	—	41,124
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	754	646	—	39,724	—	41,124

LIBILITIES
Derivative financial instruments	—	2,715	—	(1,375)	—	1,340
Forwards	—	738	—	(129)	—	609
Swaps	—	1,977	—	(1,246)	—	731
Call Option	—	—	—		—	—
Put Option	—	—	—		—	—
Total	—	2,715	—	(1,375)	—	1,340

Level 3 Reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Net of purchases, sales and agreements	Transfes from level 1 or level 2	Closing balance
2015	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading portfolio financial assets	—	—	—	—	—	—
Financial investments available for sale	—	—	—	—	—	—
Derivative financial instruments	173	581	—	—	—	754
Forwards	—	—	—	—	—	—
Swaps	173	581	—	—	—	754
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	173	581	—	—	—	754

LIBILITIES
Derivative financial instruments	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	—	—	—	—	—	—
Call Option	—	—	—	—	—	—
Put Option	—	—	—	—	—	—
Total	—	—	—	—	—	—

Schedule of classifies assets and liabilities measured at fair value on a non-recurring basis

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2017, 2016 and 2015.

		Measurement at fair value of items not valued on recurrent
		Estimated fair value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2017	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	964,030	964,030	—	—
Cash in the process of collection	5	157,017	157,017	—	—
Investments under agreements to resell	7	28,524	28,524	—	—
Loans and receivables from banks	9	70,077	70,077	—	—
Loans and receivables from customers		19,893,448	—	—	19,893,448
Held to maturity investments		201,283	—	201,283	—
		21,314,379	1,219,648	201,283	19,893,448
LIABILITIES
Current accounts and demand deposits	16	4,141,667	4,141,667	—	—
Transaction in the course of payment	5	109,496	109,496	—	—
Obligations under repurchase agreements	7	420,920	420,920	—	—
Time deposits and saving accounts		10,099,251	—	10,099,251	—
Borrowings from financial institutions		2,216,507	2,216,507	—	—
Debt issued		6,185,043	—	6,185,043	—
Other financial obligations	18	17,066	17,066	—	—
		23,189,950	6,905,656	16,284,294	—

		Measurement at fair value of items not valued on recurrent
		Estimated fair value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2016	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	1,487,137	1,487,137	—	—
Cash in the process of collection	5	145,769	145,769	—	—
Investments under agreements to resell	7	170,242	170,242	—	—
Loans and receivables from banks	9	150,568	150,568	—	—
Loans and receivables from customers		20,480,706	—	—	20,480,706
Held to maturity investments		200,615	—	200,615	—
		22,635,037	1,953,716	200,615	20,480,706
LIABILITIES
Current accounts and demand deposits	16	4,453,191	4,453,191	—	—
Transaction in the course of payment	5	67,413	67,413	—	—
Obligations under repurchase agreements	7	373,879	373,879	—	—
Time deposits and saving accounts		11,603,528	—	11,603,528	—
Borrowings from financial institutions		2,190,715	2,190,715	—	—
Debt issued		5,419,646	—	5,419,646	—
Other financial obligations	18	25,563	25,563	—	—
		24,133,935	7,110,761	17,023,174	—

		Measurement at fair value of items not valued on recurrent
		Estimated fair value	Quoted prices in Active Markets for identical assets (Level 1)	Significant Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2015	Note	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	5	477,809	477,809	—	—
Cash in the process of collection		62,086	62,086	—	—
Investments under agreements to resell		10,291	10,291	—	—
Loans and receivables from banks		99,493	99,493	—	—
Loans and receivables from customers		7,228,761	—	—	7,228,761
Held to maturity investments		—	—	—	—
		7,878,440	649,679	—	7,228,761
LIABILITIES
Current accounts and demand deposits		981,998	981,998	—	—
Transaction in the course of payment	5	26,377	26,377	—	—
Obligations under repurchase agreements		46,933	46,933	—	—
Time deposits and saving accounts		4,069,435	—	4,069,435	—
Borrowings from financial institutions		660,721	660,721	—	—
Debt issued		1,723,689	—	1,723,689	—
Other financial obligations		21,457	21,457	—	—
		7,530,610	1,737,486	5,793,124	—